Profits Interest Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Noncash compensation expense		$ 12,738,088
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, granted	8,500,000
Conversion of stock into common shares	57,900
Noncash compensation expense	$ 12,700,000
Equity Incentive Plan [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Noncash compensation expense	8,200,000
Equity Incentive Plan [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Noncash compensation expense	$ 4,500,000